Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax		$ 37,884	$ 78,604	$ 31,583
Calculated income tax at statutory rate		(8,833)	(18,168)	(7,053)
Calculated Norwegian Petroleum tax		(17,226)	(36,952)	(17,619)
Tax effect uplift		160	259	914
Tax effect of permanent differences regarding divestments		82	417	90
Tax effect of permanent differences caused by functional currency different from tax currency		5	145	150
Tax effect of other permanent differences		453	403	228
Recognition / derecognition of previously (un)recognised deferred tax assets		(137)	4,401	126
Change in unrecognised deferred tax assets		(29)	(34)	619
Change in tax regulations		4	0	4
Prior period adjustments		(290)	(3)	(88)
Other items including currency effects		(169)	(327)	(378)
Income tax expense		$ (25,980)	$ (49,861)	$ (23,007)
Effective tax rate		68.60%	63.40%	72.80%
Corporate tax rate		23.30%	23.10%	22.30%
Commodity price sensitivity [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Percentage of reasonably possible change, market risk		30.00%	30.00%
Norway [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporate tax rate		22.00%
Petroleum tax rate		71.80%
Uplift rate		12.40%	17.69%
Norway [Member] | Forecast [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporate tax rate	15.00%